Derivative financial instruments for hedging purposes (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
As of December 31, 2013 and 2012, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2013			2012
(In thousands of US$)	Nominal	Fair Value (1)		Nominal	Fair Value (1)
	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	494,558	4,625	1,403	480,000	8,319	6,600
Cross-currency interest rate swaps	269,488	2,783	6,834	236,866	3,525	4,665
Cash flow hedges:
Interest rate swaps	453,000	393	243	-	-	-
Cross-currency interest rate swaps	126,308	6,392	-	42,001	7,333	23
Forward foreign exchange	88,130	684	92	75,733	62	411
Net investment hedges:
Forward foreign exchange	5,810	340	-	6,196	-	48
Total	1,437,294	15,217	8,572	840,796	19,239	11,747

Net gain on the ineffective portion of hedging activities (2)	353			71

(1) The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
(2) Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2013
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)

Derivatives – cash flow hedge
Interest rate swaps	226
Cross-currency interest rate swaps	(734)	Gain (loss) on foreign currency exchange	-	-
		Interest income – loans	(11)	-

Forward foreign exchange	1,544	Interest income – loans	(1,461)	-
		Interest expense – borrowings and debt	31	-
		Gain (loss) on foreign currency exchange	1,562	-
Total	1,036		121	-

Derivatives – net investment hedge
Forward foreign exchange	464	Gain (loss) on foreign currency exchange	-	-
Total	464		-	-

2012
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)

Derivatives – cash flow hedge
Interest rate swaps	217
Cross-currency interest rate swaps	3,740	Gain (loss) on foreign currency exchange	2,481	-

Forward foreign exchange	1,742	Interest income – loans	(564)	-
		Interest expense – borrowings and debt	(169)	-
		Gain (loss) on foreign currency exchange	3,679	-
Total	5,699		5,427	-

Derivatives – net investment hedge
Forward foreign exchange	109	Gain (loss) on foreign currency exchange	-	-
Total	109		-	-

2011
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)

Derivatives – cash flow hedge
Interest rate swaps	987
Cross-currency interest rate swaps	2,270	Gain (loss) on foreign currency exchange	1,958	-

Forward foreign exchange	(2,160)	Interest income – loans	(124)	-
		Interest expense – borrowings and debt	172	-
		Gain (loss) on foreign currency exchange	(2,966)	-
Total	1,097		(960)	-

Derivatives – net investment hedge
Forward foreign exchange	289	Gain (loss) on foreign currency exchange	-	-
Total	289		-	-

Disclosure Related To Gain (Loss) On Derivative Instrument and Hedge Item For Fair Value Hedge [Table Text Block]
The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2013
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(3,088)	4,649	1,561
	Interest income – loans	(39)	350	311
	Interest expense – borrowings and debt	3,192	(16,204)	(13,012)
	Derivative financial instruments and hedging	(3,622)	3,942	320
Cross-currency interest rate swaps	Interest income – loans	(795)	1,548	753
	Interest expense – borrowings and debt	6,905	(12,452)	(5,547)
	Derivative financial instruments and hedging	(6,117)	6,150	33
	Gain (loss) on foreign currency exchange	(430)	458	28
		(3,994)	(11,559)	(15,553)

2012
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(2,982)	4,776	1,794
	Interest expense – borrowings and debt	1,564	(12,022)	(10,458)
	Derivative financial instruments and hedging	59	-	59

Cross-currency interest rate swaps	Interest income – loans	(239)	522	283
	Interest expense – borrowings and debt	8,024	(11,187)	(3,163)
	Derivative financial instruments and hedging	12	-	12
	Gain (loss) on foreign currency exchange	5,873	(6,469)	(596)
		12,311	(24,380)	(12,069)

2011
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(6,857)	10,266	3,409
	Interest expense – borrowings and debt	-	-	-
	Derivative financial instruments and hedging	74	-	74
Cross-currency interest rate swaps	Interest income – loans	(33)	55	22
	Interest expense – borrowings and debt	4,352	(7,874)	(3,522)
	Derivative financial instruments and hedging	2,849	-	2,849
	Gain (loss) on foreign currency exchange	(17,427)	17,475	48
		(17,042)	19,922	2,880